Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 14,985	$ 25,253
Other assets	3,951	3,273
Total assets	685,706	593,213
Liabilities and Stockholders' Equity
Subordinated debentures	23,543	4,124
Stockholders' equity	59,922	50,643	$ 43,895
Total liabilities and stockholders' equity	685,706	593,213
Parent Company
Assets
Cash and cash equivalents	6,846	1,595
Investment in the Bank	74,890	50,813
Other assets	2,719	2,913
Total assets	84,455	55,321
Liabilities and Stockholders' Equity
Subordinated debentures	23,543	4,124
Other liabilities	990	555
Stockholders' equity	59,922	50,642
Total liabilities and stockholders' equity	$ 84,455	$ 55,321